Taxation (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Net operating loss from operations	$ 24,869	$ 29,694
Intangible assets	2,172	2,393
Accrued salary and benefits	6,430	3,557
Others	5,463	5,052
Total deferred tax assets	38,934	40,696
Less: Valuation allowance	(28,834)	(32,744)	$ (32,534)	$ (51,431)
Net deferred tax assets	10,100	7,952
Deferred tax liability
Withholding tax related to distribution of dividend	30,992	26,002
VAT refund	3,451	3,334
Net deferred tax liabilities	34,443	$ 29,336
PRC net operating losses generated from previous years expired	$ 9,200